Acquisition of the Oriental VIP Room (Details 2) (VIP Room [Member], USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014
VIP Room [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration as of December 31, 2013			$ 36,528,269
Payment	(20,000,000)		0
Ordinary Shares Issued			0
Change in Fair Value of Contingent Consideration		21,040,720	31,434,051
Foreign Currency Translation Adjustment			39,680
Contingent Consideration Payable as of June 30, 2014		$ 68,002,000	$ 68,002,000